LONG-TERM ACCOUNTS RECEIVABLE (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) customer	Sep. 30, 2022 CNY (¥) customer	Sep. 30, 2022 CNY (¥)
LONG-TERM ACCOUNTS RECEIVABLE
Accounts Receivable, after Allowance for Credit Loss, Noncurrent	$ 7,522,188		¥ 51,986,175
Number of customers whose accounts receivable are sold | customer	144	144
Aggregated amount of accounts receivable sold		¥ 65,776,506
Amount payable by buyer of accounts receivable			¥ 62,487,681
Percentage of transferred accounts receivable value payable by buyer	95.00%	95.00%
Gain on accounts receivable factoring	$ 451,047	¥ 1,602,500
Interest expense		¥ 1,151,453